UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended December 31, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:    Fine Capital Partners, L.P.

Address: 590 Madison Avenue
         5th Floor
         New York, New York 10022

13F File Number: 28-11775

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Debra Fine
Title:  Manager of the General Partner
Phone:  (212) 492-8200



Signature, Place and Date of Signing:

/s/ Debra Fine                New York, New York           February 14, 2012
-----------------------    -------------------------    ----------------------
        [Signature]             [City, State]                    [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).


[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)


[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            4

Form 13F Information Table Entry Total:       24

Form 13F Information Table Value Total:   $762,022
                                        (in thousands)


List of Other Included Managers:

No.              Form 13F File Number              Name

1                028-14291                         Dekel Partners, L.P.
2                028-14286                         Fine Partners I, L.P.
3                028-14296                         Noga Partners, L.P.
4                000-00000                         Fine Offshore Partners, L.P.


                                                     FORM 13F INFORMATION TABLE



COLUMN 1                       COLUMN  2   COLUMN 3    COLUMN 4          COLUMN 5       COLUMN 6    COLUMN 7         COLUMN 8

                               TITLE                   VALUE     SHRS OR     SH/ PUT/   INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS    CUSIP       (X$1000)  PRN AMT     PRN CALL   DISCRETION  MANAGERS  SOLE      SHARED  NONE
--------------                 --------    -----       --------  -------     --- ----   ----------  --------  ----      ------  ----
ACCURIDE CORP NEW              COM NEW     00439T206    1,678       235,700  SH         SOLE        N/A          235,700
ALLIANCE ONE INTL INC          COM         018772103   20,653     7,592,854  SH         SOLE        N/A        7,592,854
ASCENA RETAIL GROUP INC        COM         04351G101    8,439       283,950  SH         SOLE        N/A          283,950
CITIZENS REPUBLIC BANCORP IN   COM NEW     174420307   25,146     2,205,765  SH         SOLE        N/A        2,205,765
COINSTAR INC                   COM         19259P300   68,935     1,510,400  SH         SOLE        N/A        1,510,400
COWEN GROUP INC NEW            CL A        223622101    7,525     2,905,558  SH         SOLE        N/A        2,905,558
DANA HLDG CORP                 COM         235825205   25,237     2,077,100  SH         SOLE        N/A        2,077,100
HORNBECK OFFSHORE SVCS INC N   COM         440543106   31,293     1,008,803  SH         SOLE        N/A        1,008,803
LIVE NATION ENTERTAINMENT IN   COM         538034109   54,366     6,542,207  SH         SOLE        N/A        6,542,207
MBIA INC                       COM         55262C100   70,472     6,080,397  SH         SOLE        N/A        6,080,397
MBIA INC                       COM         55262C100   37,738     3,256,100      CALL   SOLE        N/A        3,256,100
NEW YORK & CO INC              COM         649295102    8,270     3,109,197  SH         SOLE        N/A        3,109,197
PHH CORP                       COM NEW     693320202   19,897     1,859,541  SH         SOLE        N/A        1,859,541
POLYONE CORP                   COM         73179P106   70,811     6,130,857  SH         SOLE        N/A        6,130,857
PZENA INVESTMENT MGMT INC      CLASS A     74731Q103    1,919       443,122  SH         SOLE        N/A          443,122
REGIONS FINANCIAL CORP NEW     COM         7591EP100   28,435     6,612,900  SH         SOLE        N/A        6,612,900
SCHOOL SPECIALTY INC           COM         807863105      686       274,426  SH         SOLE        N/A          274,426
SCIENTIFIC GAMES CORP          CL A        80874P109   69,029     7,116,420  SH         SOLE        N/A        7,116,420
SEARS HLDGS CORP               COM         812350106   16,745       526,900  SH         SOLE        N/A          526,900
SYNOVUS FINL CORP              COM         87161C105   27,075    19,201,779  SH         SOLE        N/A       19,201,779
YAHOO INC                      COM         984332106   32,550     2,018,000      CALL   SOLE        N/A        2,018,000
AIRCASTLE LTD                  COM         G0129K104   39,113     3,074,955  SH         SOLE        N/A        3,074,955
ASSURED GUARANTY LTD           COM         G0585R106   87,516     6,660,245  SH         SOLE        N/A        6,660,245
ASSURED GUARANTY LTD           COM         G0585R106    8,494       646,400      CALL   SOLE        N/A          646,400


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